Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net loss attributable to the company’s ordinary shareholders	$ (208)	$ (7,394)
Numerator for basic net loss per share calculation	(208)	(7,394)
Numerator for diluted net loss per share calculation	$ (208)	$ (7,394)
Denominator:
Weighted average number of ordinary shares	102,009,359	102,155,588
Net loss attributable to the Company’s ordinary shareholders per ordinary share
Basic		$ (0.07)
Diluted		$ (0.07)